Note 17 - Subsequent Event	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of non-adjusting events after reporting period [text block]

17.    SUBSEQUENT EVENT

Subsequent to December 31, 2021, the Company entered into a Definitive Arrangement Agreement with Gatling Exploration Inc. (TSXV:GTR, OTCOB:GATGF) (“Gatling”) pursuant to which the Company will acquire all of the issued and outstanding common shares of Gatling (the “Transaction”) in an all-share transaction. Each Gatling shareholder will be entitled to receive 0.01702627 of a common share of the Company for each share of Gatling held, and upon completion of the Transaction, it is expected that Gatling shareholders will hold approximately 0.79% of the Company’s shares on an outstanding basis. The acquisition is subject to shareholder approval at a meeting of Gatling securityholders expected to be held in May 2022. The Company and Gatling have also entered into a loan agreement pursuant to which the Company has agreed to provide Gatling with a C$3 million secured convertible bridge loan to finance Gatling’s accounts payable and operating expenses.